Goodwill and Other Intangibles - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Line Items]
Goodwill impairment		$ 0	$ 431	$ 0
Goodwill		78,150	79,121	$ 79,552
Cumulative goodwill impairments		$ 6,600	6,600
Long-Term Care Reporting Unit
Goodwill [Line Items]
Goodwill impairment	$ 431
Goodwill			$ 0